111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  April 2, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Global Opportunistic Bond Fund (the “Fund”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 178 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on March 27, 2024.

 Please call the undersigned at (617) 954-4384 or Vanessa Rodriguez-Jimenez at (617) 954-5831 with any questions you may have.

  Sincerely,

  AMANDA S. MOORADIAN

  Amanda S. Mooradian

  Vice President and Senior Counsel